T. ROWE PRICE Target 2035 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 28 .4%
T. Rowe Price Funds:
New Income Fund  38,736 7,621 6,035 4,778,935 38,614
Limited Duration Inflation
Focused Bond Fund  33,999 8,153 7,061 6,890,542 31,972
International Bond Fund (USD
Hedged)  14,256 3,124 2,421 1,678,034 13,408
U.S. Treasury Long-Term Index
Fund  11,678 4,107 1,579 1,633,859 13,202
Dynamic Global Bond Fund  11,273 2,804 2,695 1,188,576 10,079
Emerging Markets Bond Fund  7,093 1,760 753 917,958 7,830
High Yield Fund  6,692 1,636 604 1,311,208 7,421
Floating Rate Fund  5,659 740 2,687 420,139 3,844
Total Bond Mutual Funds (Cost $ 144,326 ) 126,370
EQUITY MUTUAL FUNDS 67 .8%
T. Rowe Price Funds:
Value Fund  58,062 11,480 13,612 1,303,339 50,087
Growth Stock Fund (2) 42,764 12,023 4,766 702,162 47,094
Equity Index 500 Fund  37,149 9,273 14,975 282,720 29,581
Overseas Stock Fund  23,352 6,718 3,729 2,275,646 26,125
International Value Equity Fund  24,942 3,692 5,973 1,539,125 22,625
International Stock Fund  20,651 3,639 2,731 1,264,425 21,862
Real Assets Fund  12,646 4,637 1,293 1,085,807 14,995
U.S. Large-Cap Core Fund  6,138 10,418 974 507,695 14,987
Mid-Cap Growth Fund  11,091 1,844 1,008 127,662 12,069
Mid-Cap Value Fund  11,959 2,829 2,063 382,961 11,715
U.S. Equity Research Fund  8,696 3,407 917 289,963 10,940
Emerging Markets Discovery
Stock Fund  9,099 2,053 883 787,097 9,807
Emerging Markets Stock Fund  8,905 1,295 941 247,533 8,666
Small-Cap Stock Fund  7,238 1,787 697 150,513 8,349
Small-Cap Value Fund  7,589 1,252 1,310 141,231 7,327
New Horizons Fund (2) 4,617 898 531 103,316 5,253
Total Equity Mutual Funds (Cost $ 281,441 ) 301,482
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  55 12,973 12,981 479 48
Total Other Mutual Funds (Cost $ 47 ) 48

T. ROWE PRICE Target 2035 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .8%
Money Market Funds 3.8%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 4,548 33,516 21,390 16,673,911 16,674
Total Short-Term Investments (Cost $ 16,674 ) 16,674
Total Investments in Securities 100.0%
(Cost $442,488) $ 444,574
Other Assets Less Liabilities (0.0)% (176)
Net Assets 100.0% $ 444,398
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 1,107 $ (1,303) $ 270
Emerging Markets Bond Fund  (146) (270) 334
Emerging Markets Discovery Stock Fund  (130) (462) 342
Emerging Markets Stock Fund  (61) (593) 174
Equity Index 500 Fund  814 (1,866) 404
Floating Rate Fund  (160) 132 221
Growth Stock Fund  359 (2,927) —
High Yield Fund  (51) (303) 350
International Bond Fund (USD Hedged)  737 (1,551) 230
International Stock Fund  (338) 303 334
International Value Equity Fund  (338) (36) 881
Limited Duration Inflation Focused Bond Fund  (207) (3,119) 2,131
Mid-Cap Growth Fund  165 142 36
Mid-Cap Value Fund  1,260 (1,010) 180
New Horizons Fund  81 269 —
New Income Fund  (736) (1,708) 922
Overseas Stock Fund  (329) (216) 792
Real Assets Fund  2 (995) 396
Small-Cap Stock Fund  217 21 63
Small-Cap Value Fund  253 (204) 82
Transition Fund  51 1 11
U.S. Equity Research Fund  (67) (246) 133
U.S. Large-Cap Core Fund  472 (595) 126
U.S. Treasury Long-Term Index Fund  (553) (1,004) 290
Value Fund  3,085 (5,843) 1,017
U.S. Treasury Money Fund, 4.61% — — 338
Totals $ 5,487 # $ (23,383) $ 10,057 +
# Capital gain distributions from underlying Price funds represented $10,789 of the net realized gain (loss).
+ Investment income comprised $10,057 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2035 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2035 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F195-054Q3 02/23